RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Company
Mr. Lu Zhengyao (1)	Former chairman of the board of directors of the Company
Ms. Qian Zhiya (2)	A former director and chief executive officer of the Company
Mr. Chen Min (3)	A former director of the Company
UCAR Inc. (“UCAR Inc.”)	An entity controlled by Mr. Lu Zhengyao
Haode Group Inc. (“Haode Group”)	An affiliate of Mr. Lu Zhengyao
Haode Investment Inc. (“Haode Investment”)	An affiliate of Mr. Lu Zhengyao
Primus Investments Fund, L.P. (“Primus”)	An affiliate of Mr. Lu Zhengyao
STAR GROVE GLOBAL LIMITED (“STAR”)	A shareholder of the Company
Beijing QWOM Digital Technology Co., Ltd. (“QWOM”)	An affiliate of Mr. Lu Zhengyao
Borgward automobile (China) Co., Ltd	An affiliate of Mr. Lu Zhengyao
(1)	Mr. Lu Zhengyao no longer serves as chairman of the board of directors of the Company since July 5, 2020.
(2)	Ms. Qian Zhiya no longer serves as a director and chief executive officer of the Company since May 12, 2020.
(3)	Mr. Chen Min no longer serves as a director of the Company since February 21, 2019.

(b) Other than disclosed elsewhere, the Group had the following significant related party transactions for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019:

	For the period
	from June 16
	(date of inception)	For the year ended
	through December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loans from:
—Ms. Qian Zhiya	50,000	—	—	—
—Mr. Chen Min	10,000	—	—	—
—Haode Investment(i)	1,796	—	—	—
—Primus(i)	92,893	—	—	—
—STAR(i)	227,530	—	—	—
Total	382,219	—	—	—

Cash paid to
—Haode Group(1)	—	—	306,319	44,000

Cash received from:
—Borgward(3)	—	—	45,000	6,464
—Haode Investment(2)	—	—	306,319	44,000
			351,319	50,464

Services received from:
—QWOM	—	42,927	60,391	8,675
—UCAR Inc.	—	3,179	5,549	797
Total		46,106	65,940	9,472

Repayments of loans to:
—Ms. Qian Zhiya	—	50,000	—	—
—Mr. Chen Min	—	10,000	—	—
Total		60,000

Loan provided to:
—Haode Group	—	147,559	—	—

Repayment of loan from :
—Haode Group	—	—	147,559	21,196

Goods supplied to:
—UCAR Inc.	—	—	80	11
(i)	The proceeds from the loans from Haode Investment, Primus and STAR were subsequently injected into the Company as capital contributions from angel shareholders.
(1)	RMB139,236 (US$20,000) out of the payment was paid to an individual who received the cash on behalf of Haode Group.
(2)	Haode Investment made the repayment on behalf of Haode Group.
(3)

The cash received from Borgward is related to the misconduct in 2019 as described in “Note 21 Subsequent events - Independent investigation and related matters” the balance as of December 31, 2019 was fully repaid subsequently in March 2020.

For the guarantees provided by Mr. Lu Zhengyao and Ms. Qian Zhiya for some borrowings of the Group, see Note 8 and Note 10.

(c)	The Group had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amount due from a related party:
—Haode Group	147,559	—	—
—UCAR Inc.	—	90	13

Amounts due to related parties:
—QWOM	23,236	17,091	2,455
—UCAR Inc.	962	2,084	299
—Borgward	—	45,000	6,464
	24,198	64,175	9,218

Balances with the related parties as of December 31, 2018 and 2019 were unsecured, interest-free and had no fixed terms of repayments.

The amount due to Borgward is related to the misconduct in 2019 as described in “Note 21 Subsequent events - Independent investigation and related matters” the balance as of December 31, 2019 was fully repaid subsequently in March 2020.